Intangible Assets - Details Information About Intangible Assets (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about intangible assets [line items]
Beginning balance	$ 671	$ 718	$ 1,854
Additions	1,260	0	8
Disposal	0	0
Reclassification			92
Depreciation & impairment expense	(758)	(69)	(492)
Translation adjustments	(58)	22	(47)
Reclassification to assets held for sale			(697)
Ending balance	1,116	671	718
Gross value at end of period	4,024	2,978	2,961
Accumulated depreciation and impairment at end of period	(2,908)	(2,306)	(2,192)
Software and Patents [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	46	114	1,212
Additions	1,260	0	8
Disposal	0	0
Reclassification			92
Depreciation & impairment expense	(758)	(69)	(492)
Translation adjustments	(20)	1	(10)
Reclassification to assets held for sale			(697)
Ending balance	528	46	114
Gross value at end of period	3,435	2,352	2,357
Accumulated depreciation and impairment at end of period	(2,908)	(2,306)	(2,192)
Assets Under Construction [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	626	604	641
Additions	0	0	0
Disposal	0	0
Reclassification			0
Depreciation & impairment expense	0	0	0
Translation adjustments	(37)	22	(37)
Reclassification to assets held for sale			0
Ending balance	588	626	604
Gross value at end of period	588	626	604
Accumulated depreciation and impairment at end of period	$ 0	$ 0	$ 0